TAXES BASED ON INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Current:
U.S. federal tax	$ 14.5	$ 1.9	$ (18.7)
State taxes	(0.2)	0.3	(2.4)
International taxes	115.0	107.3	101.2
Total	129.3	109.5	80.1
Deferred:
U.S. federal tax	(21.4)	(11.2)	9.5
State taxes	8.0	1.3	(9.3)
International taxes	(2.6)	19.2	(0.3)
Total	(16.0)	9.3	(0.1)
Provision for income taxes	$ 113.3	$ 118.8	$ 80.0